Cover	6 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--06-30
Entity File Number	001-40569
Entity Registrant Name	Standard Lithium Ltd.
Entity Central Index Key	0001537137
Entity Address, Address Line One	Suite 110
Entity Address, Address Line Two	375 Water Street
Entity Address, Address Line Three	Vancouver
Entity Address, City or Town	British Columbia
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6B 5C6